Segment, Geographic, and Customer Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment, Geographic, and Customer Information

13. Segment, Geographic, and Customer Information

Our business is organized into two operating segments, North America and Europe, based on our go-to-market strategies, customer bases, and the objectives of our businesses. Our segments align with how our chief operating decision maker, our CEO, monitors operating performance, allocates resources, and deploys capital.

The North America segment offers products in the plant-based foods and beverages, coffee creamers and beverages, and premium dairy product categories throughout North America, and our Europe segment offers plant-based food and beverage products throughout Europe. We sell our products to a variety of customers, including grocery stores, mass merchandisers, club stores, and convenience stores, as well as various away-from-home channels, including restaurants and foodservice outlets, across North America and Europe. We sell our products in North America and Europe primarily through our direct sales force and independent brokers. We utilize five manufacturing plants, two distribution centers, and three strategic co-packers across the United States. Additionally, we have four plants across Europe in the United Kingdom, Belgium, France, and the Netherlands, each supported by an integrated supply chain. We also utilize a limited number of third party co-packers across Europe for plant-based beverages other than soy, such as almond and hazelnut, and for more specialized, low-volume products.

We evaluate the performance of our segments based on sales and operating income or loss before gains and losses on the sale of businesses, write downs related to the wind down of our joint venture, foreign exchange gains and losses and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.

The reporting segments do not include the costs allocated to us by Dean Foods or costs incurred by us for certain corporate and shared service functions. In addition, the expense related to share-based compensation has not been allocated to our segments and is reflected entirely within the caption “Corporate and other.” Related party license income, further described in Note 14 “Related Party Transactions,” has also been excluded. Therefore, the measure of segment profit or loss presented below is before such items.

The following table presents the summarized income statement amounts by segment:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America	$507,017	$457,366
Europe	101,227	94,662

Total	$608,244	$552,028

Operating income:
North America	$56,211	$44,043
Europe	6,703	3,668

Total reportable segment operating income	62,914	47,711
Related party license income	—	10,473
Corporate and other	(20,921)	(9,320)

Total operating income	$41,993	$48,864
Other expense:
Interest expense	4,724	1,649
Other (income) expense, net	(220)	121

Income before income taxes	$37,489	$47,094

Depreciation and amortization:
North America	$14,873	$13,271
Europe	5,121	4,962

Total	$19,994	$18,233

Capital expenditures:
North America	$17,580	$18,442
Europe	3,154	1,859

Total	$20,734	$20,301

The following tables present sales amounts by product categories:

	Three months ended March 31,
	2013	2012
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$151,061	$132,427
Coffee creamers and beverages	214,032	191,076
Premium dairy	141,924	133,863

North America net sales	507,017	457,366
Europe
Plant-based food and beverages	101,227	94,662

Total net sales	$608,244	$552,028

The following table presents the summarized balance sheet amounts by segment:

	March 31, 2013	December 31, 2012
	(In thousands)
Assets:
North America	$1,595,344	$1,573,470
Europe	575,419	594,541

Total	$2,170,763	$2,168,011

Long-lived Assets:
North America	$1,338,627	$1,337,923
Europe	425,969	447,267

Total	$1,764,596	$1,785,190

Significant Customers

The Company had a single customer that represented 17.8% and 18.0% of our consolidated net sales in the three months ended March 31, 2013 and 2012, respectively. Sales to this customer were primarily included in our North America segment.

15. Segment, Geographic, and Customer Information

Our business is organized into two operating and reportable segments, North America and Europe, based on our go-to-markets strategies, customer bases, and the objectives of our businesses. Our segments align with how our chief operating decision maker, our CEO, monitors operating performance, allocates resources, and deploys capital.

The North America segment offers products in the plant-based foods and beverages, coffee creamers and beverages, and premium dairy product categories throughout North America, and our Europe segment offers plant-based food and beverage products throughout Europe. We sell our products to a variety of customers, including grocery stores, mass merchandisers, club stores, and convenience stores, as well as various away-from-home channels, including restaurants and foodservice outlets, across North America and Europe. We sell our products in North America and Europe primarily through our direct sales force and independent brokers. We utilize five manufacturing plants, two distribution centers, and three strategic co-packers across the United States. Additionally, we have four plants across Europe in the United Kingdom, Belgium, France, and the Netherlands, each supported by an integrated supply chain. We also utilize a limited number of third-party co-packers across Europe for more specialized, low-volume products.

We evaluate the performance of our segments based on sales and operating income or loss before gains and losses on the sale of businesses, write downs related to the wind down of our joint venture, foreign exchange gains and losses, and income tax. The amounts in the following tables are obtained from reports used by our chief operating decision maker. There are no significant non-cash items reported in segment profit or loss other than depreciation and amortization.

The reporting segments do not include the costs allocated to us by Dean Foods for certain corporate and shared service functions. In addition, the expense related to share-based compensation has not been allocated to our segments and is reflected entirely within the caption “Corporate and other”. Related party license income, further described in Note 16 “Related Party Transactions,” has also been excluded. Therefore, the measure of segment profit or loss presented below is before such items.

The following table presents the summarized income statement amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America	$1,921,444	$1,657,192	$1,479,497
Europe	367,994	368,559	341,816

Total	$2,289,438	$2,025,751	$1,821,313

Operating income:
North America	$178,960	$137,807	$99,311
Europe	23,735	27,873	23,006

Total reportable segment operating income	202,695	165,680	122,317
Related party license income	36,034	42,680	39,378
Corporate and other	(58,476)	(32,666)	(36,220)

Total operating income	$180,253	$175,694	$125,475
Other expense:
Interest expense	9,924	9,149	10,583
Other expense, net	957	122	377

Income from continuing operations before tax	$169,372	$166,423	$114,515

Depreciation and amortization:
North America	$54,499	$47,826	$47,723
Europe	19,855	20,164	18,042

Total	$74,354	$67,990	$65,765

Capital expenditures:
North America	$92,418	$113,673	$39,235
Europe	11,737	13,082	11,472

Total	$104,155	$126,755	$50,707

The following tables present sales amounts by product categories:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Total net sales:
North America
Plant-based food and beverages	$549,727	$452,834	$431,922
Coffee creamers and beverages	818,880	692,136	589,569
Premium dairy	552,837	512,222	458,006

North America net sales	1,921,444	1,657,192	1,479,497
Europe
Plant-based food and beverages	367,994	368,559	341,816

Total net sales	$2,289,438	$2,025,751	$1,821,313

The following table presents the summarized balance sheet amounts by segment:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Assets:
North America	$1,573,470	$1,510,406	$1,426,277
Europe	594,541	594,382	613,856
Assets held for sale	—	3,897	26,746

Total	$2,168,011	$2,108,685	$2,066,879

Long-lived Assets:
North America	$1,337,923	$1,291,318	$1,229,545
Europe	447,267	443,598	481,606

Total	$1,785,190	$1,734,916	$1,711,151

Significant Customers

The Company had a single customer that represented 18.0%, 17.0%, and 16.9% of our consolidated net sales in 2012, 2011, and 2010, respectively. Sales to this customer were primarily included in our North America segment.